Derivative Liabilities (Details)	12 Months Ended
Jun. 30, 2018 $ / shares
Summary of assumptions used in valuation model of derivatives liabilities
Market value of common stock on measurement date	$ 1.01
Risk free interest rate	2.33%	[1]
Expected life in years	11 months 12 days
Expected volatility	102.00%	[2]
Expected dividend yields		[3]
Maximum [Member]
Summary of assumptions used in valuation model of derivatives liabilities
Exercise price	$ 11.25
Minimum [Member]
Summary of assumptions used in valuation model of derivatives liabilities
Exercise price	$ 7.50

[1]	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
[2]	The historical trading volatility was determined by calculating the volatility of the Company's common stock.
[3]	The Company does not expect to pay a dividend in the foreseeable future.